SUPPLEMENT Dated June 24, 2008 To The Prospectus Dated April 28, 2008 For

ING Architect New York Variable Annuity

Issued By ReliaStar Life Insurance Company of New York

Through Separate Account NY-B

This supplement is notice of some forthcoming changes to the investment portfolio available under your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions or want to give us any instructions in this regard, then please call our
Customer Contact Center at 1-800-366-0066. You may also call us for copies of the prospectus for any portfolio.

IMPORTANT INFORMATION REGARDING REORGANIZATION

On March 27, 2008, the Board of Trustees of the ING Capital Guardian U.S. Equities Portfolio (Class S)
approved an agreement to reorganize the ING Capital Guardian U.S. Equities Portfolio (Class S) with and into the ING VP Growth & Income Portfolio (Class S). The agreement is subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganization will take place on or about September 6,
2008, resulting in a shareholder of the ING Capital Guardian U.S. Equities Portfolio (Class S) becoming a shareholder of the ING VP Growth & Income Portfolio (Class S). Each shareholder will thereafter hold shares of the ING VP Growth & Income Portfolio (Class S) having equal aggregate value as shares of the ING
Capital Guardian U.S. Equities Portfolio (Class S), and the ING Capital Guardian U.S. Equities Portfolio
(Class S) will no longer be available under the contract. Accordingly, unless you provide us with alternative allocation instructions, all future allocations directed to the ING Capital Guardian U.S. Equities Portfolio
(Class S) will be automatically allocated to the ING VP Growth & Income Portfolio (Class S).

You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at
1-800-366-0066.

IMPORTANT INFORMATION REGARDING LIQUIDATION

On January 31, 2008, the Board of Trustees of the ING Variable Products Trust approved the proposed liquidation and dissolution plan of the ING VP Financial Services Portfolio (Class S). The plan is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation and dissolution will take place on or about September 6, 2008. The liquidation and dissolution is being proposed because the portfolio has been less than popular with the public than originally anticipated, and it is not anticipated that the portfolio will gather substantial assets in the future. Maintaining the portfolio at its current asset levels has been determined not to be beneficial in the long-term to shareholders.

Before the liquidation date, you may reallocate contract value in the ING VP Financial Services Portfolio
(Class S) to another portfolio available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the ING VP Financial Services Portfolio (Class S) on the liquidation date will be placed in the ING Lehman Brothers U.S. Aggregate Bond Index Portfolio (Class S). Thereafter, the ING VP Financial
Services Portfolio (Class S) will no longer be available under the contract.

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The calculation of your contract’s death benefit and the benefits of any living benefit rider may be subject to fund classifications and/or an asset allocation requirement. Please note that the ING Lehman Brothers U.S.
Aggregate Bond Index Portfolio (Class S) is classified as a Covered Fund, and is a Fixed Allocation Fund for
purposes of Fixed Allocation Funds Automatic Rebalancing, if applicable. Please refer to the prospectus for your variable annuity contract for more information. It is important to request a reallocation before the liquidation date if you do not want your contract value in the ING VP Financial Services Portfolio (Class S) to
be placed in the ING Lehman Brothers U.S. Aggregate Bond Index Portfolio (Class S).

You may obtain additional copies of the prospectus for any portfolio and give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

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